Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Aerospace/Defense: 1.1%
3,300	L3Harris Technologies, Inc.	$668,844

Bank (Money Center): 5.0%
19,950	JPMorgan Chase & Co.	3,036,989

Bank (Processing): 3.5%
25,400	State Street Corp.	2,133,854

Bank (Regional): 3.4%
35,000	Truist Financial Corp.	2,041,200

Bank (Super Regional): 5.4%
34,600	US Bancorp	1,913,726
34,800	Wells Fargo & Co.	1,359,636
		3,273,362
Beverages: 4.8%
8,000	PepsiCo, Inc.	1,131,600
33,000	The Coca-Cola Co.	1,739,430
		2,871,030
Biotechnology: 3.4%
32,000	Gilead Sciences, Inc.	2,068,160

Cable TV: 3.5%
38,700	Comcast Corp. - Class A	2,094,057

Computer and Peripherals: 3.5%
17,400	Apple, Inc.	2,125,410

Computer Software and Services: 5.8%
14,900	Microsoft Corp.	3,512,973

Consumer Discretionary (Multi-Media): 1.0%
13,000	ViacomCBS, Inc. - Class B	586,300

Data Processing: 0.9%
4,800	Fiserv, Inc. *	571,392

Drug: 3.6%
19,900	AbbVie, Inc.	2,153,578

Drug Store: 3.6%
29,000	CVS Health Corp.	2,181,670

Electric Utility: 2.7%
20,000	Pinnacle West Capital Corp.	1,627,000

Electrical Component: 3.5%
16,300	TE Connectivity Ltd.	2,104,493

Financial Services: 1.2%
5,600	Capital One Financial Corp.	712,488

Food Processing (Retail): 5.2%
30,100	Kellogg Co.	1,905,330
20,700	Mondelez International, Inc. - Class A	1,211,571
		3,116,901
Internet: 8.7%
1,500	Alphabet, Inc. - Class C *	3,102,945
7,400	Facebook, Inc. - Class A *	2,179,522
		5,282,467
Internet (Retail): 3.4%
33,878	eBay, Inc.	2,074,689

Medical Supplies: 4.1%
3,600	Becton Dickinson and Co.	875,340
10,100	Zimmer Biomet Holdings, Inc.	1,616,808
		2,492,148
Oilfield Services/Equipment: 1.2%
26,500	Schlumberger Ltd.	720,535

Petroleum (Integrated): 1.3%
7,600	Chevron Corp.	796,404

Precision Instruments: 2.3%
3,080	Thermo Fisher Scientific, Inc.	1,405,650

Securities Brokerage: 7.5%
25,200	Morgan Stanley	1,957,032
7,950	The Goldman Sachs Group, Inc.	2,599,650
		4,556,682
Semiconductor: 2.9%
13,000	QUALCOMM, Inc.	1,723,670

Telecommunications (Equipment): 3.5%
40,500	Cisco Systems, Inc.	2,094,255

Transportation - Services: 3.8%
8,000	FedEx Corp.	2,272,320

TOTAL COMMON STOCKS (Cost $32,110,974)		$60,298,521

SHORT-TERM INVESTMENTS - 0.1%
42,398	First American Government Obligations Fund, Class X - 0.04% **	42,398

TOTAL SHORT-TERM INVESTMENTS (Cost $42,398)		$42,398

TOTAL INVESTMENTS (Cost $32,153,372): 99.9%		60,340,919
OTHER ASSETS IN EXCESS OF LIABILITIES: 0.1%		90,827
TOTAL NET ASSETS: 100.0%		$60,431,746

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$60,298,521	$-	$-	$60,298,521
Total Equity	$60,298,521	$-	$-	$60,298,521
Short-Term Investments	$42,398	$-	$-	$42,398
Total Investments in Securities	$60,340,919	$-	$-	$60,340,919

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.